Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Modified Cash Basis) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Tax identification number	23-1498399
Plan number	002
Current Value	$ 204,753,782
% Of Assets	100.00%
Participant loans	0.31%
Participant loans, percentage of assets	$ 628,745
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Investment, Identifier [Axis]: American Funds New Perspective Fund; Class R-6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,038,353
% Of Assets	1.00%
Investment, Identifier [Axis]: DFA US Targeted Value Portfolio | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 870,768
% Of Assets	0.43%
Investment, Identifier [Axis]: Fidelity Small Cap Growth K6 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 782,643
% Of Assets	0.38%
Investment, Identifier [Axis]: Fidelity Total Bond K6 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,404,433
% Of Assets	2.64%
Investment, Identifier [Axis]: JPMorgan Equity Income Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,661,159
% Of Assets	1.30%
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,975,512
% Of Assets	15.13%
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,473,492
% Of Assets	0.72%
Investment, Identifier [Axis]: Kulicke & Soffa Stock Fund | Company Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,096,529
% Of Assets	2.98%
Investment, Identifier [Axis]: MassMutual Diversified SAGIC II | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,327,007
% Of Assets	6.51%
Investment, Identifier [Axis]: Principal MidCap Fund; Institutional Class | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,214,300
% Of Assets	2.06%
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal MM Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 596,456
% Of Assets	0.29%
Investment, Identifier [Axis]: Vanguard Developed Markets Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,164,565
% Of Assets	3.50%
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Inst'l Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 38,376,611
% Of Assets	18.74%
Investment, Identifier [Axis]: Vanguard International Core Stock Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,452,828
% Of Assets	2.66%
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,343,209
% Of Assets	4.08%
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,801,500
% Of Assets	3.32%
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,570,177
% Of Assets	4.67%
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,099,124
% Of Assets	4.93%
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,446,218
% Of Assets	5.59%
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,307,891
% Of Assets	5.52%
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,493,329
% Of Assets	1.71%
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,393
% Of Assets	0.01%
Investment, Identifier [Axis]: Vanguard Target Retirement Income | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,024,919
% Of Assets	1.48%
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund: Inst'l Shr | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,269,197
% Of Assets	5.50%
Investment, Identifier [Axis]: Vanguard brokerage option | Self-directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,305,424
% Of Assets	4.54%